UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23695

Popular Total Return Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodríguez Boissén, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

POPULAR TOTAL RETURN FUND INC — CLASS A

TICKER: TRAFX

SEMI-ANNUAL SHAREHOLDER REPORT — September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Popular Total Return Fund - A for the period of April 1, 2024 to September 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - A	$72	1.40%

Fund Statistics

  Total Net Assets$73,172,262
  # of Portfolio Holdings43
  Portfolio Turnover Rate10%
  Advisory Fees Paid$182,637

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.94%
Vanguard FTSE Developed Markets ETF	16.77%
Vanguard FTSE Emerging Markets ETF	4.21%
Vanguard Mid-Cap ETF	3.50%
United States Treasury Bill 04/17/2025	2.80%
Fannie Mae Pool 07/01/2051	2.60%
iShares Russell 2000 ETF	2.38%
U.S. Treasury Note 07/31/2026	1.92%
Ginnie Mae II Pool 04/20/2051	1.89%
U.S. Treasury Note 09/15/2027	1.85%

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	37.96%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.39%
International Developed Markets -	16.78%
U.S. Government Obligations -	11.97%
International Emerging Markets -	4.21%
U.S. Mid-Cap Equities -	3.50%
U.S. Small-Cap Equities -	3.19%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	65.64%
Fixed Income -	34.36%

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and dismissed its prior accountants effective May 31, 2023. The Audit Committee subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending March 31, 2022 and March 31, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/total-return-fund.

Distributor, ALPS Distributors, Inc.

POPULAR TOTAL RETURN FUND INC — CLASS A

TICKER: TRAFX

SEMI-ANNUAL SHAREHOLDER REPORT — September 30, 2024

Phone: 787-758-7400

U73175108–SA–09302024

POPULAR TOTAL RETURN FUND INC — CLASS C

TICKER: TRCFX

SEMI-ANNUAL SHAREHOLDER REPORT — September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Popular Total Return Fund - C for the period of April 1, 2024 to September 30, 2024. For more complete information, you may review the Fund's prospectus, which is available at https://www.popularfunds.com/open-end-funds-resources.

You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Popular Total Return Fund - C	$111	2.15%

Fund Statistics

  Total Net Assets$73,172,262
  # of Portfolio Holdings43
  Portfolio Turnover Rate10%
  Advisory Fees Paid$182,637

What did the Fund invest in?

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Vanguard S&P 500 ETF	37.94%
Vanguard FTSE Developed Markets ETF	16.77%
Vanguard FTSE Emerging Markets ETF	4.21%
Vanguard Mid-Cap ETF	3.50%
United States Treasury Bill 04/17/2025	2.80%
Fannie Mae Pool 07/01/2051	2.60%
iShares Russell 2000 ETF	2.38%
U.S. Treasury Note 07/31/2026	1.92%
Ginnie Mae II Pool 04/20/2051	1.89%
U.S. Treasury Note 09/15/2027	1.85%

Portfolio Weightings

(% of Total Investments)

Value	Value
U.S. Large-Cap Equities -	37.96%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.39%
International Developed Markets -	16.78%
U.S. Government Obligations -	11.97%
International Emerging Markets -	4.21%
U.S. Mid-Cap Equities -	3.50%
U.S. Small-Cap Equities -	3.19%

Asset Class Weightings

(% of Total Investments)

Value	Value
Equities -	65.64%
Fixed Income -	34.36%

Changes in and Disagreements with Accountants

On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and dismissed its prior accountants effective May 31, 2023. The Audit Committee subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending March 31, 2022 and March 31, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.popularfunds.com/total-return-fund.

Distributor, ALPS Distributors, Inc.

POPULAR TOTAL RETURN FUND INC — CLASS C

TICKER: TRCFX

SEMI-ANNUAL SHAREHOLDER REPORT — September 30, 2024

Phone: 787-758-7400

U73175306–SA–09302024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

POPULAR
Total Return Fund, Inc.

SEMI-ANNUAL
FINANCIAL STATEMENTS
& OTHER INFORMATION

SEPTEMBER 30, 2024

Popular Total Return Fund, Inc.

ITEM 7 – Financial Statements and Financial Highlights for

Open-End Management Investment Companies

Semi-Annual Report | September 30, 2024	1

Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (15.62%)(a)
$267,346	GNMA Pool 733426	2.500%	06/15/30	$257,065
200,535	GNMA Pool 783588	3.000%	06/15/27	197,591
558,375	GNMA Pool 758874	3.000%	04/15/38	521,746
786,659	GNMA Pool 635189	3.000%	04/15/47	723,274
690,900	GNMA Pool AZ5544	3.000%	07/15/47	633,517
434,378	GNMA Pool 609166	4.000%	07/15/33	429,773
356,195	GNMA Pool 711449	5.000%	08/15/39	369,958
22,847	GNMA Pool 636420	5.500%	12/15/29	23,739
35,379	GNMA Pool 528152	5.500%	01/15/34	37,016
14,460	GNMA Pool 615230	6.000%	11/15/33	14,934
25,346	GNMA Pool 608593	6.500%	04/15/34	26,745
1,115,199	GNMA II Pool BQ2084	2.000%	02/20/36	1,021,331
842,777	GNMA II Pool BQ2089	2.000%	03/20/36	771,803
813,151	GNMA II Pool BQ2072	2.000%	11/20/50	673,223
1,198,686	GNMA II Pool BZ3667	2.000%	01/20/51	992,345
1,244,986	GNMA II Pool BQ2080	2.000%	01/20/51	1,030,776
821,967	GNMA II Pool BQ2090	2.000%	03/20/51	680,516
1,678,572	GNMA II Pool BQ2093	2.000%	04/20/51	1,380,803
691,259	GNMA II Pool 635160	2.500%	01/20/47	611,238
1,151,001	GNMA II Pool AD6342	3.000%	08/20/47	1,035,129
Total Puerto Rico GNMA Bonds				$11,432,522
(Cost $13,213,055)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (5.71%)(b)
787,425	FNMA Pool BQ7430	1.500%	09/01/36	703,088
752,972	FNMA Pool CB1622	2.000%	08/01/51	626,638
420,352	FNMA Pool AX5539	3.000%	07/01/46	386,290
2,102,970	FNMA Pool CB1152	3.000%	07/01/51	1,905,769
288,631	FNMA Pool AV7031	3.500%	11/01/29	283,967
274,960	FNMA Pool AX5538	3.500%	07/01/31	270,711
Total Puerto Rico Fannie Mae Bonds				$4,176,463
(Cost $4,395,523)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (1.04%)(c)
919,285	Freddie Mac Pool QC 7890	2.000%	09/01/51	764,465
(Cost $926,993)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (11.97%)
820,000	U.S. Treasury Bond	2.375%	05/15/27	795,112
1,360,000	U.S. Treasury Note	3.375%	09/15/27	1,353,094
1,000,000	U.S. Treasury Note	3.625%	05/15/26	998,398
1,390,000	U.S. Treasury Note	4.375%	07/31/26	1,406,723
550,000	U.S. Treasury Note	4.625%	02/28/26	556,123

See Notes to Financial Statements.

2	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Schedule of Investments

September 30, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
US Government and Agency Obligations (11.97%) (continued)
$290,000	U.S. Treasury Note	4.875%	04/30/26	$294,950
300,000	United States Treasury Bill(d)	0.000%	10/01/24	300,000
715,000	United States Treasury Bill(d)	0.000%	10/03/24	714,814
290,000	United States Treasury Bill(d)	0.000%	10/08/24	289,736
2,092,700	United States Treasury Bill(d)	0.000%	04/17/25	2,047,294
Total US Government and Agency Obligations				$8,756,244
(Cost $8,698,711)

Shares/Description				Value
EXCHANGE TRADED FUNDS (65.61%)
International Index Funds (20.98%)
232,324	Vanguard FTSE Developed Markets ETF			$12,269,031
64,434	Vanguard FTSE Emerging Markets ETF			3,083,167
				15,352,198

US Index Funds (44.63%)
7,900	iShares Russell 2000 ETF			1,745,031
9,713	Vanguard Mid-Cap ETF			2,562,581
52,611	Vanguard S&P 500 ETF			27,761,246
5,400	Vanguard S&P Small-Cap 600 ETF			584,172
				32,653,030

TOTAL EXCHANGE TRADED FUNDS
(Cost $31,478,056)				48,005,228

Total Investments (99.95%)
(Cost $58,712,338)				$73,134,922

Other Assets In Excess Of Liabilities (0.05%)				37,340
NET ASSETS (100.00%)				$73,172,262

(a)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(b)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2024	3

Popular Total Return Fund, Inc.	Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at fair value (cost $58,712,338)	73,134,922
Cash and cash equivalents	117,206
Interest receivable	79,874
Receivable for fund shares issued	97
Dividends receivable	86,208
Prepaid and other assets	63,867
Total Assets	73,482,174

LIABILITIES:
Payable for investments purchased	136,991
Payable for shareholder servicing	31,272
Payable to Investment Adviser	30,100
Payable to fund accounting and administration	32,366
Payable for Transfer Agency fees	4,976
Payable to Directors	6,429
Payable for Compliance fees	1,715
Payable for Custodian fees	4,618
Payable for Audit fees	35,378
Other payables	26,067
Total Liabilities	309,912
Net Assets	$73,172,262

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 2,000,000,020 shares authorized, 2,521,938 issued and outstanding	$25,219
Total distributable earnings	73,147,043
Net Assets	$73,172,262

PRICING OF SHARES:
Class A Shares
Net Assets	$70,857,363
Shares outstanding	2,440,840
Net asset value per share	$29.03
Class C Shares
Net Assets	2,314,899
Shares outstanding	81,098
Net asset value per share	$28.54

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Statement of Operations

For the period ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$415,920
Dividends	347,710
Total Investment Income	763,630

EXPENSES:
Investment Adviser fees	$182,637
Distribution Fees
Class A	87,597
Class C	13,153
Accounting and Administration fees	56,728
Compliance fees	6,222
Transfer agent fees	20,522
Audit fees	26,584
Legal fees	46,735
Custodian fees	4,000
Director fees	8,449
Printing fees	17,592
Insurance fees	31,357
Other fees	17,339
Total expenses before waiver	518,915
Total Expenses	518,915
Net Investment Income	244,715

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on:
Investments	2,043,302
Net realized gain	2,043,302
Net change in unrealized appreciation on:
Investments	2,587,788
Net change in unrealized appreciation	2,587,788
Net Realized and Unrealized Gain on Investments	4,631,090
Net Increase in Net Assets Resulting from Operations	$4,875,805

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2024	5

Popular Total Return Fund, Inc.	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$244,715	$633,108
Net realized gain	2,043,302	2,892,815
Net change in unrealized appreciation/depreciation	2,587,788	5,493,423
Net increase in net assets resulting from operations	4,875,805	9,019,346

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	–	(622,158)
Class C dividends	–	(5,395)
Net decrease in net assets from distributions to shareholders	–	(627,553)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	760,206	1,347,875
Reinvestment of dividends	251,101	215,108
Cost of shares redeemed	(4,492,403)	(8,275,184)
Net decrease in net assets from capital share transactions	(3,481,096)	(6,712,201)
Class C Common Shares:
Proceeds from shares issued	600	1,200
Reinvestment of dividends	4,196	–
Cost of shares redeemed	(922,288)	(1,059,962)
Net decrease in net assets from capital share transactions	(917,492)	(1,058,762)

Net Increase in Net Assets	477,217	620,830

NET ASSETS:
Beginning of period	72,695,045	72,074,215
End of period	$73,172,262	$72,695,045

See Notes to Financial Statements.

6	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Financial Highlights

Class A	For a share outstanding during the periods presented

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$27.14		$24.14	$26.42	$25.93
Income/(loss) from investment operations:
Net investment income	0.10		0.24	0.17	0.15
Net realized and unrealized gain/(loss)	1.79		3.00	(2.27)	0.45
Total income/(loss) from investment operations	1.89		3.24	(2.10)	0.60
Less distributions:
Dividends from net investment income	–		(0.24)	(0.18)	(0.11)
Total distributions	–		(0.24)	(0.18)	(0.11)
Net increase/(decrease) in net asset value	1.89		3.00	(2.28)	0.49
Net asset value - end of period	$29.03		$27.14	$24.14	$26.42
Total Return(a)(b)	6.96	%(e)	13.43%	(7.95%)	2.30%
Supplemental Data:
Net assets, end of period (in thousands)	$70,857		$69,611	$68,310	$74,219
Ratios to Average Net Assets
Ratio of gross expenses to average net assets(c)	1.40	%(f)	1.43%	1.37%	1.28%
Ratio of net expenses to average net assets(c)	1.40	%(f)	1.43%	1.37%	1.28%
Ratio of net investment income to average net assets(d)	0.72	%(f)	0.94%	0.73%	0.55%
Portfolio turnover rate	10	%(e)	11%	18%	21%

(a)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(b)	Total return excludes the effect of initial and contingent deferred sales charges.
(c)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(d)	Operating expenses represent total expenses excluding interest and leverage related expenses.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2024	7

Popular Total Return Fund, Inc.	Financial Highlights

Class C	For a share outstanding during the periods presented

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value - beginning of period	$26.79		$23.84	$26.09	$25.70
Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.04	(0.12)	(0.32)
Net realized and unrealized gain/(loss)	1.76		2.96	(2.13)	0.71
Total income/(loss) from investment operations	1.75		3.00	(2.25)	0.39
Less distributions:
Dividends from net investment income	–		(0.05)	–	–
Total distributions	–		(0.05)	–	–
Net increase/(decrease) in net asset value	1.75		2.95	(2.25)	0.39
Net asset value - end of period	$28.54		$26.79	$23.84	$26.09
Total Return(a)(b)	6.57	%(e)	12.57%	(8.62%)	1.52%
Supplemental Data:
Net assets, end of period (in thousands)	$2,315		$3,084	$3,765	$18,325
Ratios to Average Net Assets
Ratio of gross expenses to average net assets(c)	2.15	%(f)	2.20%	2.08%	2.46%
Ratio of net expenses to average net assets(c)	2.15	%(f)	2.20%	2.08%	2.46%
Ratio of net investment income/(loss) to average net assets(d)	(0.07	%)(f)	0.17%	(0.50%)	(1.19%)
Portfolio turnover rate	10	%(e)	11%	18%	21%

(a)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(b)	Total return excludes the effect of initial and contingent deferred sales charges.
(c)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(d)	Operating expenses represent total expenses excluding interest and leverage related expenses.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

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Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Total Return Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) since May 21, 2021. The Fund was incorporated on January 31, 2001 and started operations on March 27, 2001.

The Fund’s primary investment objective is to seek long-term capital appreciation and portfolio securities are selected primarily with a view of achieving this objective. Current income is a secondary objective in the selection of investments. There can be no assurance that the Fund will achieve its objectives. The Fund will pursue its objective by investing, under normal market conditions, based on investments and other requirements and limitations, as described in Note 9.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. As of September 30, 2024, cash and cash equivalents of the Fund consisted of a time deposit open account amounting to $117,206 with J.P. Morgan Chase.

(b)	Valuation of Investments – All securities are presented at fair value, which is determined by the Fund’s administrator, ALPS Fund Services, Inc. ("the Administrator"), with the assistance of the Fund’s investment adviser, Popular Asset Management LLC (the "Investment Adviser") (refer to Note 3 for details on investment agreements), on the basis of valuations provided by dealers or by pricing services approved by the Fund’s management and Board of Directors. See Note 2 for further discussions regarding fair value disclosures.

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Commonwealth of Puerto Rico (“Puerto Rico”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

Semi-Annual Report | September 30, 2024	9

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 7).

(d)	Share subscriptions and redemptions – The Fund currently offers two classes of Common Stock: Class A shares and Class C shares. Class A shares are sold at the Net Asset Value (“NAV”), which is determined daily, plus an initial sales charge of up to 3.50% charged by broker-dealers. The initial sales charge may be reduced or waived for certain purchasers. Class C shares are sold at the NAV with no initial sales charge. However, a contingent deferred sales charge of 1.00% will be paid on redemptions made within twelve months of purchase.

Shares of each class may be redeemed on each business day of the week on which the New York Stock Exchange (“NYSE”) is open for trading at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 – Capital Share Transactions.

(e)	Dividends and Distributions to Shareholders – The Fund typically declares and pays annually a dividend of substantially all of its net investment income, if any. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. Dividends that are reinvested are credited to shareholders’ accounts in additional shares of the same class at the NAV per share of such class, not subject to initial sales charge or contingent deferred sales charge, as of the close of business on the ex-dividend date. The Fund records dividends to its shareholders on the ex-dividend date.

10	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

(f)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months on September 30, 2024, the Fund reduced interest income in the amount of $17,730 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 7).

(g)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(h)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the average cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

Semi-Annual Report | September 30, 2024	11

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized in a sale.

On August 4, 2022, the Board of Directors of the Fund appointed the Investment Adviser as the Fund’s Valuation Designee. The Valuation Designee is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. In addition, the Valuation Designee is responsible for determining:

●	The fair valuation of all securities for which no price or value is available at the time the Fund’s NAV is calculated on a particular day.
●	The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the Investment Adviser, represent the fair valuation of such portfolio instruments.

12	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

Below is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Exchange Traded Funds (ETFs): ETFs are priced continuously during normal trading hours in an active exchange market. The NAV of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

Obligations of U.S. Government sponsored entities and U.S. Agency Securities: The fair value of U.S. Government sponsored entities is based on quoted market prices for similar securities on an active market. U.S agency securities are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities as of September 30, 2024:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico GNMA Bonds	–	11,432,522	–	11,432,522
Puerto Rico Fannie Mae Bonds	–	4,176,463	–	4,176,463
Puerto Rico Freddie Mac Bonds	–	764,465	–	764,465
International Index Funds	15,352,198	–	–	15,352,198
US Government and Agency Obligations	–	8,756,244	–	8,756,244
US Index Funds	32,653,030	–	–	32,653,030
Total	$48,005,228	$25,129,694	$–	$73,134,922

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchase, sale or transfers into or out of level 3 securities during the six months ended September 30, 2024.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of September 30, 2024 there were no temporary cash investments.

Semi-Annual Report | September 30, 2024	13

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser acts as the investment adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended on September 30, 2024, the investment advisory fee amounted to $182,637.

ALPS Fund Services, Inc., together with certain affiliated entities, serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to these services shall be the greater of annual complex and per portfolio minimum fees or the application of a basis point fee schedule on the Fund starting at 0.06% of the Fund's average daily net assets. For the six months ended September 30, 2024, the administrative fees and transfer agent fees amounted to $56,728 and $20,522, respectively. The Fund maintains its cash accounts with JPMorgan Chase. The Fund did not receive interest income from these accounts during the six months ended on September 30, 2024.

JPMorgan Chase provides custody services to the Fund. For the six months ended on September 30, 2024, the custody fees amounted to $4,000.

Popular Securities LLC, an affiliate of the Fund, serves as the distributor (the “Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% and 1.00% for Class A shares and Class C shares, respectively, of the Fund's daily average net assets of each class. For the six months ended September 30, 2024, distribution fees amounted to $87,597 and $13,153 for Class A shares and Class C shares, respectively. During the six months ended on September 30, 2024, the distributor received no sales charges from sales of shares.

The officers of the Fund are also officers and directors of Banco Popular de Puerto Rico (“BPPR”) or its affiliates. The three current directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended on September 30, 2024, the compensation expense for the three independent directors of the Fund was $8,449.

Prior to May 21, 2021, the Fund was not registered under the 1940 Act, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, BPPR, the Distributor, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

Affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

14	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 2,000,000,020 shares of common stock, par value $0.01 per share, which may be divided into different series and classes.

Per the Fund’s prospectus, shares may be exchanged for shares of the same class of any other fund that is part of the Popular Family of Funds.

Capital share transactions for the six months ended September 30, 2024 and the year ended March 31, 2024, were as follows:

Common shares:	For the Six Months Ended September 30, 2024	For the Year Ended March 31, 2024
Class A:

Common shares outstanding - beginning of period	2,564,679	2,829,534
Common shares issued	27,491	54,048
Common shares issued as reinvestment of dividends	9,245	9,031
Common shares redeemed	(160,575)	(327,934)
Common shares outstanding - end of period	2,440,840	2,564,679

Class C:

Common shares outstanding - beginning of period	115,126	157,935
Common shares issued	22	49
Common shares issued as reinvestment of dividends	157	–
Common shares redeemed	(34,207)	(42,858)
Common shares outstanding - end of period	81,098	115,126

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased, for the six months ended September 30, 2024, were $7,382,521 and the proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended September 30, 2024 were $11,179,302. Investment transactions in long-term U.S. Government Obligations for the six months ended September 30, 2024 were $1,000,273 and $1,050,000 for the proceeds from sales.

All investment transactions were made with unaffiliated parties.

Semi-Annual Report | September 30, 2024	15

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

NOTE 6. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, management of the Fund has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. As of September 30, 2024, the Fund had the following investments in issuers located in the United States of America that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Vanguard S&P 500 ETF	27,761,246	37.94%
Vanguard FTSE Developed Markets ETF	12,269,030	16.77%

As of September 30, 2024, the Fund has $117,206 on deposit with JP Morgan Chase, which represents approximately 0.16% of the net assets of the Fund.

As stated in the Fund’s Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 7. COMPONENTS OF DISTRIBUTABLE EARNINGS

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$58,712,338
Gross appreciation	16,744,273
Gross depreciation	(2,321,689)
Net appreciation/(depreciation)	$14,422,584

For the six months ended on September 30, 2024, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$244,715
Accumulated net appreciation (depreciation) from investment	14,422,584
Accumulated net realized gain on investment	58,479,744
$73,147,043

16	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

For the six months ended on September 30, 2023, the undistributed net income and components of total distributable earnings were as follows:

Undistributed net investment income	$514,203
Accumulated net appreciation (depreciation) from investment	4,844,484
Accumulated net realized gain on investment	62,394,051
$67,752,738

NOTE 8. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 9. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of debt securities and other fixed-income securities in which the Fund may invest also will be affected by market interest rates and the risk that the issuer may default on interest, principal or dividend payments. Specifically, since these types of securities pay fixed interest and dividends, their value may fall if market interest rates rise and rise if market interest rates fall.

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Semi-Annual Report | September 30, 2024	17

Popular Total Return Fund, Inc.	Notes to Financial Statements and Financial Highlights

September 30, 2024 (Unaudited)

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise so that the value of the Fund's investments will fall. Also, the Fund's yield will tend to lag behind changes in short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Mortgage- and Asset-Backed Securities Risks. Mortgage-backed securities and asset-backed securities represent interests in “pools” of mortgages or other assets. Mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. Since a portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case.

NOTE 10. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund's management has evaluated events for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no events that required disclosure in or adjustment to the accompanying financial statements.

18	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Tax Designations

September 30, 2024 (Unaudited)

Statement Regarding Availability of Quarterly Portfolio Schedule

The complete schedule of portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month year ended March 31 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Semi-Annual Report | September 30, 2024	19

Popular Total Return Fund, Inc.	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

September 30, 2024 (Unaudited)

On May 31, 2023, PricewaterhouseCoopers LLC ("PWC") was dismissed as the independent registered public accounting firm to the Popular Total Return Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on May 23, 2023.

PWC's reports on the Fund's financial statements for the two years ended March 31, 2023 and March 31, 2022 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023 (i) there were no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for the two years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Fund requested that PWC furnish it with a letter addressed to the U.S. Securities and Exchange Commission (the "SEC") stating PWC agrees with the statements.

The Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2024 and subsequently approved EY to continue to serve as the Fund's independent registered public accounting firm for the fiscal year ending March 31, 2025. During the Fund's two years ended March 31, 2023 and March 31, 2022, and the subsequent interim period through May 31, 2023, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, and no written report or oral advice was provided to the Fund that EY concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304). The selection of EY does not reflect any disagreements with or dissatisfaction by the Fund or the Fund's Board of Directors with the performance of the Fund's prior independent auditors PWC for the fiscal years March 31, 2023 and March 31, 2022.

EY, with offices located at Parque las Americas 1, San Juan, Puerto Rico, has been selected by the Fund's Audit Committee, which selection has been ratified by a vote of the Board of Directors, including a majority of the Independent Directors, to serve as the Fund's independent auditors for the fiscal year ending March 31, 2025. EY has advised the Fund of its independence with respect to the Fund, in accordance with the applicable requirements of the SEC.

20	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

September 30, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | September 30, 2024	21

Popular Total Return Fund, Inc.	Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

September 30, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

22	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2024 (Unaudited)

The Board of Directors (the “Board”) of Popular Total Return Fund, Inc. (the “Fund”) met on May 23, 2024 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Investment Adviser”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Investment Adviser, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Investment Adviser with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Investment Adviser. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund were fair and reasonable and that the Investment Adviser’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Investment Adviser’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Investment Adviser provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Investment Adviser provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Investment Adviser provides to manage and operate the Fund (in addition to those provided by other third parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

Semi-Annual Report | September 30, 2024	23

Popular Total Return Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2024 (Unaudited)

In addition to the services provided by the Investment Adviser, the Independent Directors also considered the risks borne by the Investment Adviser in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Investment Adviser, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one , three , five , and ten year periods ended December 31, 2023 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Investment Adviser’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Investment Adviser with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Investment Adviser (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Investment Adviser had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

24	(787) 754-4488 | www.popular.com

Popular Total Return Fund, Inc.	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

September 30, 2024 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Investment Adviser’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Investment Advisor for the year ended December 31, 2023. The Independent Directors also considered the overall financial condition of the Investment Adviser and the Investment Adviser’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Investment Adviser derived from its relationship with the Fund for the fiscal year ended June 30, 2023 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Investment Adviser’s revenues, expenses and net income (pre tax and after tax) and the net profit margins (pre tax and after tax). The Independent Directors also reviewed the level of profitability realized by the Investment Adviser including and excluding distribution expenses incurred by the Investment Adviser from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Investment Adviser and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund by Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Investment Adviser’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Investment Adviser. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Investment Adviser’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Investment Adviser may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Investment Adviser may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Investment Adviser and concluded that the indirect benefits received were reasonable.

Semi-Annual Report | September 30, 2024	25

INVESTMENT ADVISER

Popular Asset Management LLC

209 Muñoz Rivera Avenue

Popular Center North Tower, 4th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR AND

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

JPMorgan Chase

1111 Polaris Parkway

Columbus, OH 43240

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC

208 Ponce de León Avenue, Floor 19

San Juan, Puerto Rico 00918

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

INDEPENDENT REGISTERED
PUBLIC ACCOUNTANT

Ernst & Young, LLP

Parque las Americas 1

235 Calle Federico Costa, Suite 410

San Juan, Puerto Rico

DIRECTORS AND OFFICERS

Jorge I. Vallejo

Director

Carlos A. Pérez

Director

Enrique Vila del Corral

Director

Angel M. Rivera

President

James Gallo

Treasurer

Manuel Rodríguez-Boissén, Esq.

Secretary

Remember that shares of the Fund:

●	Are not bank deposits and are not insured by the FDIC or any other governmental agency.

●	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.

●	Are subject to investment risks, including possible loss of the principal amount invested.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and Disagreements with Accountants is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)        Not applicable.

(b)        Not applicable.

Item 19.  Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Total Return Fund, Inc.

By:	/s/ Angel M. Rivera
Angel M. Rivera President (Principal Executive Officer)

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Total Return Fund, Inc.

By:	/s/ James A. Gallo
James A. Gallo Treasurer (Principal Financial Officer)

Date:	December 4, 2024